Note 15 - Power Purchase Contract Liability (Tables)	12 Months Ended
Dec. 31, 2013
Contractors [Abstract]
Schedule of Long-term Contracts for Purchase of Electric Power [Table Text Block]
	December 31, 2013	December 31, 2012
Rate levelization adjustment	$918,183	$594,234
Unfavorable contract liabilities	3,271,015	3,431,884
Total	$4,189,198	$4,026,118